UNITED STATES
          SECURITIES AND EXCHANGE
                COMMISSION Washington, D.C.
                20549

                 FORM 13F

            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/2000

Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:     FORTIS BANK N.V.
Address:  Montagne du Parc, 3 - Warandeberg 3
          B- 1000 Brussels
          Belgium

13F File Number:    (to be assigned by SEC)

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of
Reporting Manager:

Name:     SCOTT R. PLUMMER
Title:   VICE PRESIDENT, ASSOCIATE GENERAL
COUNSEL, & ASSISTANT      SECRETARY, FORTIS
ADVISERS, INC.
Phone: (651) 738-5602

Signature, Place, and Date of Signing:

/S/ SCOTT R. PLUMMER   WOODBURY, MN     MAY 1,2000
       [Signature]     [City, State]       [Date]
Report Type (Check only one.):

[  ]        13F HOLDINGS REPORT.   (Check here if all
holdings of this reporting manager are reported in this report.)

[x]        13F NOTICE.  (Check here if no holdings reported
are in this report, and all holdings are reported by other reporting manager(s).)

[  ]        13F COMBINATION REPORT.    (Check here if a
portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Fortis Advisers, Inc. (13F File No. 28-1542)
is a whollyowned subsidiary of Fortis, Inc.
(13F File No.  28-5174).
Fortis Inc. is a wholly-owned subsidiary of
Fortis Insurance N.V., Fortis Funding Company
B.V., Fortis (US) Funding Partners I LP, and
Fortis (US) Funding Partners II LP. Fortis
Insurance N.V. is a wholly-owned subsidiary of
Fortis Bank N.V. and Fortis N.V. (formerly known
as AMEV/VSB 1990
N.V. - 13F File No. 28-5190).   Fortis Bank N.V.
is a whollyowned subsidiary of Fortis SA/NV.
Fortis SA/NV and Fortis N.V. are wholly-owned subsidiaries of Fortis (B) (13F File No. 28-5182) and Fortis (NL) (13F File No. 28-5184).

Due to changes in our organizational structure, Fortis Advisers, Inc. is no longer an indirectly owned subsidiary of Fortis International, N.V. (13F File No. 28-
5186), Sycamore Insurance Holding, N.V. (13F
File No. 28-5188), and AG 1990 (Nederland) B.V.
(13F File No. 28-5192).